Product Sales and Marketing Services Agreement	12 Months Ended
Dec. 31, 2021
Product Sales and Marketing Services Agreement
Product Sales and Marketing Services Agreement
3.	Product Sales and Marketing Services Agreement

The Company entered into a product sales and marketing services agreement (the “Agreement”) with a large retailer to sell select coffee products and merchandise items to the retailer to be sold in the retailer’s stores and website. The Agreement was effective January 28, 2020 and is to continue through April 2, 2025 (the “Initial Term”). After the Initial Term, the agreement automatically renews for an additional two years until terminated in accordance with its terms.

The revenues associated to product sales to the retailer are recognized when control of the product passes to the retailer, typically at the date of delivery of the merchandise to the retailer and in an amount that reflects the expected consideration to be received in exchange for such goods. In addition to product sales, the Agreement provides a licensing agreement with the retailer and its suppliers. The licensing agreement provides the retailer and its suppliers license rights to the intellectual property of select BRCC brands. These license rights provide the retailer the ability to manufacture its own BRCC branded soft goods and hard goods. License fees are recognized as the related purchases occur by the retailer. For the year ended December 31, 2021, the Company’s revenues related to the Agreement for product sales and license fees were $8,121 and $1,111, respectively. For the year ended December 31, 2020, the Company’s revenues related to the Agreement for product sales and licenses fees were $7,133 and $428, respectively.

As part of the Agreement, the Company entered into a marketing services agreement , which is effective through April 2, 2025. As part of the marketing services agreement, the Company granted 5,430 Class B common units in the Company which vest over a 30-month period from date of grant. The equity grant date is January 28, 2020, and total expense related to the equity award is expected to be $3,725.

In December 2021, the Agreement was amended to reduce the marketing service fees paid to the retailer over the term of the Agreement. The Company has accrued marketing expenses relating to the Agreement of $950 and $2,835 at December 31, 2021 and 2020, respectively. For the years ended December 31, 2021 and 2020, the Company recognized marketing expenses of $1,606 and $2,138, respectively.

The following is the amended future minimum cash payments due to the retailer:

2022	$1,000
2023	$1,000
2024	$1,000
2025	$500
Total	$3,500

The marketing services agreement is a separate distinct service from the product supply agreement. The Company will expense the costs associated with the agreement in accordance with applicable guidance related to similar transactions.